Significant Accounting Policies (Policies) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Presentation
Basis of Presentation

The financial statements have been prepared on the accrual basis of accounting in conformity with accounting principles generally accepted in the United States of America ("GAAP"). Amounts recorded in the financial statements reflect management’s estimates and assumptions that affect the reported amount of assets, liabilities, and changes therein, and disclosure of contingent assets and liabilities at the date of the financial statements. Significant estimates are discussed throughout these Notes; however, actual results could differ from those estimates.

Valuation of Investments and Income Recognition
Valuation of Investments and Income Recognition

Except for the fully benefit-responsive benefit investment contracts, which are valued at contract value, plan investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value of The Cigna Group common stock is based upon its quoted market price. Fair value of pooled separate accounts is measured by the net unit value, which is based on the fair value of the underlying assets of the account.

Purchases and sales of securities are recorded on a trade-date basis. Interest is recognized when earned. Dividends are recognized on the ex-dividend date. Net appreciation or depreciation includes realized gains and losses on investments that were both purchased and sold during the period as well as unrealized appreciation or depreciation of the investments held at year end.

Contributions	Contributions Contributions from Plan participants and the matching contributions from the employer are recorded in the year they are withheld.
Notes Receivable from Participants
Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent participant loans are recorded as distributions based on the terms of the Plan document.

Payment of Benefits	Payment of Benefits Benefits are recorded when paid.